2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
Level 3 liabilities
Derivative liability balance at March 31, 2018	$3,455,000
Additions to derivative liability for new debt	1,897,000
Reclass to equity upon conversion/cancellation	(2,552,500)
Change in fair value	(1,116,500)
Balance at December 31, 2018	$1,683,000

Derivative liability balance at March 31, 2017	$218,000
Additions to derivative liability for new debt	2,213,000
Reclass to equity upon conversion	(236,000)
Derecognition of notes redeemed for cash	(340,000)
Change in fair value	1,600,000
Balance at March 31, 2018	$3,455,000

Useful Life Property, Plant and Equipment
Buildings	27.5 – 39 years
Other Depreciable Property	5 – 10 years
Furniture and Fixtures	3 – 10 years

Buildings	27.5 – 39 years
Other Depreciable Property	5 – 10 years
Furniture and Fixtures	3 – 10 years